DEBT AND CREDIT AGREEMENTS - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 01, 2024
Debt Instrument [Line Items]
Long-term debt	$ 18,620,000,000
Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt	18,620,000,000	$ 17,070,000,000
Proceeds from Issuance of Long-term Debt	2,700,000,000	2,750,000,000
Long-term debt repaid	1,150,000,000	$ 700,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	2,300,000,000
Maximum borrowing capacity	3,050,000,000		$ 750,000,000
Revolving Credit Facility | Hydro One Inc.
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3,050,000,000
Commercial Paper Program
Debt Instrument [Line Items]
Maturities days of commercial paper	365 days